Revenue - Revenue Recognition (Table) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenue Recognition
Service revenues		$ 1,251	$ 0
Total Revenues		83,575	87,359
Drybulk Segment
Revenue Recognition
Voyage charter revenues			689
Time / Pool charter revenues		36,245	44,640
Total Revenues		36,245	45,329
Tanker Segment
Revenue Recognition
Voyage charter revenues		41,523	17,889
Time / Pool charter revenues		3,258	3,258
Total Revenues		44,781	21,147
Gas Carrier Segment
Revenue Recognition
Time / Pool charter revenues			20,883
Total Revenues			20,883
Consolidated
Revenue Recognition
Voyage charter revenues		41,523	18,578
Time / Pool charter revenues		40,801	68,781
Service revenues		1,251
Total Revenues		$ 83,575	$ 87,359
Tanker Pool Operations Segment
Revenue Recognition
Time / Pool charter revenues	$ 1,298
Service revenues	1,251
Total Revenues	$ 2,549